UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2009

Rainier Growth Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 99.54%	$1,033,761,587
(Cost $1,054,828,022)

Aerospace & Defense 4.15%		43,089,034
Precision Castparts Corp.	220,105	16,074,267
Raytheon Co.	222,540	9,887,452
United Technologies Corp.	329,625	17,127,315

Air Freight & Logistics 2.32%		24,142,054
Expeditors International of Washington, Inc.	405,895	13,532,539
Fedex Corp.	190,750	10,609,515

Application Software 0.66%		6,808,196
Citrix Systems, Inc. (I)	213,490	6,808,196

Asset Management & Custody Banks 2.12%		22,029,217
BlackRock, Inc.	90,395	15,857,091
Northern Trust Corp.	114,980	6,172,126

Biotechnology 2.94%		30,513,953
Celgene Corp. (I)	144,335	6,904,986
Cephalon, Inc. (I)(L)	91,910	5,206,702
Gilead Sciences, Inc. (I)	392,875	18,402,265

Cable & Satellite 0.70%		7,303,782
DIRECTV Group, Inc. (I)(L)	295,580	7,303,782

Communications Equipment 7.17%		74,458,627
BancTec, Inc. (B)(I)(K)(S)	197,026	1,432,442
Cisco Systems, Inc. (I)	1,488,920	27,753,469
F5 Networks, Inc. (I)	143,830	4,975,080
Juniper Networks, Inc. (I)	397,250	9,375,100
QUALCOMM, Inc.	594,945	26,891,514
Research In Motion, Ltd. (I)	56,735	4,031,022

Computer & Electronics Retail 1.77%		18,358,124
Best Buy Co., Inc.	425,190	14,239,613
Gamestop Corp. (Class A) (I)	187,120	4,118,511

Computer Hardware 5.00%		51,894,384
Apple, Inc. (I)	235,235	33,504,521
Hewlett-Packard Co.	475,805	18,389,863

Computer Storage & Peripherals 1.54%		16,001,912
EMC Corp. (I)	1,221,520	16,001,912

Consumer Finance 2.28%		23,640,433
Visa, Inc. (Class A)	379,705	23,640,433

Data Processing & Outsourced Services 0.55%		5,740,406
Mastercard, Inc. (Class A)	34,310	5,740,406

Department Stores 1.45%		15,049,283
Kohl's Corp. (I)	352,030	15,049,283

Diversified Financial Services 1.89%		19,628,941
JPMorgan Chase & Co.	575,460	19,628,941

Rainier Growth Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Diversified Metals & Mining 1.18%		12,231,350
Freeport-McMoRan Copper & Gold, Inc.	244,090	12,231,350

Drug Retail 1.76%		18,324,135
CVS Caremark Corp.	574,965	18,324,135

Electrical Components & Equipment 0.81%		8,400,174
AMETEK, Inc.	242,920	8,400,174

Electronic Components 0.96%		9,940,655
Amphenol Corp. (Class A)	314,180	9,940,655

Fertilizers & Agricultural Chemicals 1.45%		15,108,118
Monsanto Co.	203,230	15,108,118

Footwear 2.40%		24,954,077
NIKE, Inc. (Class B)	481,925	24,954,077

Health Care Equipment 2.27%		23,612,015
Baxter International, Inc.	73,780	3,907,389
Becton, Dickinson & Co.	124,050	8,846,006
St. Jude Medical, Inc. (I)	264,200	10,858,620

Health Care Services 1.52%		15,747,862
Aveta, Inc. (B)(I)(S)	97,210	194,893
Express Scripts, Inc. (I)	226,225	15,552,969

Health Care Supplies 1.39%		14,394,235
Alcon, Inc.	123,960	14,394,235

Heavy Electrical Equipment 0.60%		6,192,782
ABB, Ltd., SADR	392,445	6,192,782

Home Improvement Retail 1.89%		19,672,617
Lowe's Cos., Inc.	1,013,530	19,672,617

Hotels, Resorts & Cruise Lines 0.87%		9,056,351
Carnival Corp.	351,430	9,056,351

Household Products 3.47%		35,990,974
Church & Dwight Co., Inc.	151,070	8,204,612
Colgate-Palmolive Co.	311,620	22,043,999
Procter & Gamble Co.	112,375	5,742,363

Hypermarkets & Super Centers 1.65%		17,174,886
Wal-Mart Stores, Inc.	354,560	17,174,886

Industrial Gases 1.84%		19,117,119
Praxair, Inc.	268,990	19,117,119

Industrial Machinery 1.59%		16,548,485
Danaher Corp.	127,050	7,844,067
SPX Corp.	177,750	8,704,418

Internet Retail 2.53%		26,264,220
Amazon.com, Inc. (I)	313,940	26,264,220

Internet Software & Services 2.76%		28,693,415
Google, Inc. (Class A) (I)	68,060	28,693,415

Rainier Growth Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Investment Banking & Brokerage 1.22%		12,648,182
Charles Schwab Corp.	721,105	12,648,182

IT Consulting & Other Services 1.23%		12,742,842
Cognizant Technology Solutions Corp. (Class A) (I)	477,260	12,742,842

Life Sciences Tools & Services 0.47%		4,935,256
Illumina, Inc. (I)	126,740	4,935,256

Oil & Gas Drilling 2.49%		25,837,542
Transocean, Ltd. (I)	347,793	25,837,542

Oil & Gas Equipment & Services 1.40%		14,534,254
Weatherford International, Ltd. (I)	743,060	14,534,254

Oil & Gas Exploration & Production 2.75%		28,518,646
Devon Energy Corp.	282,080	15,373,360
Southwestern Energy Co. (I)	338,360	13,145,286

Packaged Foods & Meats 0.41%		4,228,457
Ralcorp Holdings, Inc.	69,410	4,228,457

Personal Products 0.67%		7,001,590
Avon Products, Inc.	271,590	7,001,590

Pharmaceuticals 6.10%		63,368,377
Abbott Laboratories	595,210	27,998,678
Allergan, Inc.	346,740	16,497,889
Teva Pharmaceutical Industries, Ltd., SADR	382,485	18,871,810

Restaurants 2.42%		25,111,800
Darden Restaurants, Inc.	182,080	6,004,998
McDonald's Corp.	332,350	19,106,802

Semiconductors 5.22%		54,233,790
Broadcom Corp. (Class A) (I)	574,960	14,253,258
Intel Corp.	1,427,975	23,632,986
Intersil Corp. (Class A)	427,135	5,369,087
Taiwan Semiconductor Manufacturing Co., Ltd., SADR	1,166,680	10,978,459

Soft Drinks 2.41%		24,990,862
PepsiCo, Inc.	454,710	24,990,862

Specialized Finance 1.27%		13,228,396
IntercontinentalExchange, Inc. (I)	63,725	7,279,944
MSCI, Inc. (Class A) (I)	243,390	5,948,452

Systems Software 4.91%		50,973,886
Check Point Software Technologies, Ltd. (I)	465,790	10,932,091
McAfee, Inc. (I)	105,570	4,453,998
Microsoft Corp.	605,625	14,395,706
Oracle Corp.	989,360	21,192,091

Wireless Telecommunication Services 1.09%		11,325,891
American Tower Corp. (Class A) (I)	359,210	11,325,891

Rainier Growth Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

	Interest
Issuer, description	rate	Shares	Value

Short-term investments 2.36%			$24,489,234
(Cost $24,486,238)
John Hancock Cash Investment Trust(T)(W)	0.3952% (Y)	949,997	9,510,234
		Principal
		amount	Value

Repurchase Agreement 1.44%			14,979,000
Repurchase Agreement with State Street Corp. dated 6-30-2009 at
0.01% to be repurchased at $14,979,004 on 7/1/2009, collateralized by $265,000 Federal Home Loan Bank, 5.50% due 7/15/2036
(valued at $281,894, including interest), $1,785,000 Federal Home
Loan Bank, 5.25% due 12/11/2020 (valued at $1,880,944, including interest), $12,500,000 Federal National Mortgage Association,
5.63% due 9/18/2017 (valued at $12,828,125, including interest), and $280,000 Federal National Mortgage Association, 5.80% due
02/09/2026 (valued at $292,600, including interest)		$14,979,000	14,979,000

Total investments (Cost $1,079,314,260)† 101.90%		$1,058,250,821

Other assets and liabilities, net (1.90%)			($19,715,161)

Total net assets 100.00%		$1,038,535,660

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

SADR Sponsored American Depositary Receipts

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage of
			Fund's net	Value as of June
Issuer, description	Acquisition date	Acquisition cost	assets	30, 2009
BancTec, Inc.
common stock	6/20/2007	$ 4,728,640	0.14%	$ 1,432,442

(L) All or a portion of this security is on loan as of June 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yield as of June 30, 2009.

Rainier Growth Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,120,043,944. Net unrealized depreciation aggregated $61,793,123, of which $52,441,471 related to appreciated investment securities and $114,234,594 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

6

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 145,770,254	$ -	$ -	$ 145,770,254
Consumer Staples	107,710,904	-	-	107,710,904
Energy	68,890,442	-	-	68,890,442
Financials	67,534,736	-	-	67,534,736
Health care	152,376,805	-	194,893	152,571,698
Industrials	98,372,529	-	-	98,372,529
Information Technology	333,696,104	-	1,432,442	335,128,546
Materials	46,456,587	-	-	46,456,587
Telecommunication Services	11,325,891	-	-	11,325,891
Short Term Investments	9,510,234	14,979,000	-	24,489,234
Total Investments in Securities	$ 1,041,644,486	$ 14,979,000	$ 1,627,335	$ 1,058,250,821

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Internet
		Health Care	Information	Software &
	Health Care	Equipment	Technology	Services	Totals

Balance as of 3/31/09	$ 178,415	$ 1	$ 1,582,227	$ -	$ 1,760,643
Accrued
discounts/premiums	-	-	-	-	-

Realized gain (loss)	-	(1,166,717)	-	(2,241,887)	(3,408,604)
Change in unrealized
appreciation (depreciation)	16,478	1,166,716	(149,785)	2,241,887	3,275,296

Net purchases (sales)	-	-	-	-	-
Transfers in and/out of
Level 3	-	-	-	-	-

Balance as of 6/30/09	$ 194,893	$ -	$ 1,432,442	-	$ 1,627,335

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements

7

expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Risk and uncertainties

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8

Sector risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. The concentration is closely tied to a single sector of the economy which may cause the Fund to underperform other sectors. Specifically, technology companies can be hurt by economic declines, regulatory, market and other factors. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

9

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Rainier Investment Management, Inc.
601 Union Street, Suite 2801
Seattle, WA 98101

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

334Q1 6/09
8/09

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

John Hancock

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2009

Leveraged Companies Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Bonds 26.43%				$164,283
(Cost $314,066)

Auto Parts & Equipment 10.77%				66,925
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000%	11/01/15	$10	7,900
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	15	12,225
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	65	46,800

Broadcasting & Cable TV 6.07%				37,731
Charter Communications Holdings I, LLC,
Gtd Sr Note (H)	9.920	04/01/14	40	250
Sr Sec Note (H)	11.000	10/01/15	75	9,000
Sirius XM Radio, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	35	28,481

Casinos & Gaming 3.64%				22,660
Fontainebleau Las Vegas,
Note (H)(S)	10.250	06/15/15	100	3,750
Greektown Holdings, LLC,
Sr Note (H)(S)	10.750	12/01/13	52	3,250
Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10/15/10	15	9,075
MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06/01/12	6	4,110
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06/01/15	20	2,475

Diversified Financial Services 0.99%				6,126
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18
then variable)	7.900	04/30/49	7	6,126

Electric Utilities 2.00%				12,450
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A	10.250	11/01/15	20	12,450

Insurance Brokers 0.61%				3,800
MBIA Insurance Corp.,
Note (14.000% to 1-31-13 then variable) (S)	14.000	01/15/33	10	3,800

Mortgage REIT's 0.84%				5,200
iStar Financial, Inc.,
Sr Note Ser 1	5.875	03/15/16	13	5,200

Paper Packaging 0.31%				1,913
Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07/01/12	5	1,913

Publishing 1.20%				7,478
Idearc, Inc.,
Gtd Sr Note (H)	8.000	11/15/16	115	3,019
R.H. Donnelley Corp.,
Sr Note (H)	8.875	10/15/17	87	4,459

Leveraged Companies Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
Issuer, description	rate	date	(000)	Value

Convertible Bonds 7.03%				$43,692
(Cost $52,986)

Airlines 4.05%				25,160
Pinnacle Airlines Corp.,
Conv Sr Note	3.250%	02/15/25	$7	5,829
UAL Corp.,
Gtd Conv Sr Sub Note	4.500	06/30/21	57	19,331

Auto Parts & Equipment 1.01%				6,294
BorgWarner, Inc.,	3.500	04/15/12	5	6,294

Broadcasting & Cable TV 1.97%				12,238
Charter Communications, Inc.(H)	6.500	10/01/27	55	12,238

Issuer			Shares	Value

Common stocks 55.89%				$347,442
(Cost $570,117)

Aerospace & Defense 0.81%				5,056
AAR Corp. (I)			315	5,056

Air Freight & Logistics 0.22%				1,391
Fedex Corp.			25	1,391

Airlines 25.06%				155,762
Allegiant Travel Co. (I)(L)			250	9,910
Delta Air Lines, Inc. (I)			15,843	91,725
Pinnacle Airlines Corp. (I)			6,100	17,141
UAL Corp. (I)			3,215	10,256
US Airways Group, Inc. (I)(L)			11,000	26,730

Auto Parts & Equipment 3.43%				21,352
Autoliv, Inc.			150	4,316
Federal Mogul Corp. (I)			800	7,560
Tenneco, Inc. (I)			894	9,476

Automobile Manufacturers 2.29%				14,265
Ford Motor Co. (I)			2,350	14,265

Broadcasting & Cable TV 2.89%				17,976
Canadian Satellite Radio Holdings, Inc. (Class A) (I)			6,400	2,536
Sirius XM Radio, Inc. (I)			36,406	15,440

Building Products 0.30%				1,863
USG Corp. (I)			185	1,863

Cable & Satellite 7.16%				44,519
Cablevision Systems-New York Group, (Class A)			1,995	38,723
Time Warner Cable, Inc.			183	5,796

Casinos & Gaming 0.72%				4,500
MTR Gaming Group, Inc. (I)			1,800	4,500

Consumer Finance 0.30%				1,859
American Express Co.			80	1,859

Leveraged Companies Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

Issuer	Shares	Value

Diversified Financial Services 0.32%		1,980
Bank of America Corp.	150	1,980

Diversified Metals & Mining 1.21%		7,492
Teck Resources Ltd. (Class B)	470	7,492

Drug Retail 1.37%		8,526
Walgreen Co.	290	8,526

Environmental & Facilities Services 1.38%		8,568
Republic Services, Inc.	351	8,568

Investment Banking & Brokerage 0.83%		5,160
Goldman Sachs Group, Inc.	35	5,160

Multi-Line Insurance 0.19%		1,160
American International Group, Inc. (L)	1,000	1,160

Oil & Gas Exploration & Production 0.56%		3,474
Dominion Petroleum, Ltd., GDR (I)	33,000	3,474

Railroads 0.83%		5,148
Burlington Northern Santa Fe Corp.	70	5,148

Specialty Chemicals 5.25%		32,612
American Pacific Corp. (I)	3,340	21,276
Rhodia SA	1,500	11,336

Systems Software 0.50%		3,090
Microsoft Corp.	130	3,090

Tires & Rubber 0.27%		1,689
Goodyear Tire & Rubber Co. (I)	150	1,689

Issuer	Shares	Value

Investment Companies 1.47%		$9,149
(Cost $6,142)

Investment Companies 1.47%		9,149
ProShares Ultra S&P500	350	9,149

Issuer, description	Shares	Value

Preferred Stocks 7.76%		$48,208
(Cost $61,370)

Diversified Banks 0.63%		3,925
Wells Fargo & Company (Class A) , 7.500%	5	3,925

Diversified Financial Services 2.62%		16,274
Bank of America Corp. , 8.200%	570	11,258
Bank of America Corp. , 7.250%	6	5,016

Mortgage REIT's 4.51%		28,009
iStar Financial, Inc., Ser E , 7.875%	650	2,860
iStar Financial, Inc., Ser F , 7.800%	2,800	18,131
iStar Financial, Inc., Ser G , 7.650%	625	2,663
iStar Financial, Inc., Ser I , 7.500%	900	4,355

Leveraged Companies Fund Securities owned by the Fund on June 30, 2009 (Unaudited)

	Interest
Issuer	rate	Shares	Value

Short-term investments 5.37%			$33,358
(Cost $33,349)

Cash Equivalents 5.37%			33,358
John Hancock Cash Investment Trust (T)(W)	0.3952% (Y)	3,332	33,358

Total investments (Cost $1,038,030)† 103.95%			$646,132

Other assets and liabilities, net (3.95%)			($24,525)

Total net assets 100.00%			$621,607

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of June 30, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) The rate shown is the annualized seven-day yield as of June 30, 2009.

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,038,030. Net unrealized depreciation aggregated $391,898, of which $75,664 related to appreciated investment securities and $467,562 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

5

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, by major security category or security type. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, written options and swap contracts, which are stated at market value.

Investments in Securities	Level 1	Level 2	Level 3	Total
Bonds	$ -	$164,283	-	$ 164,283
Consumer Discretionary	104,301	-	-	104,301
Consumer Staples	8,526	-	-	8,526
Convertible Bonds	-	43,692	-	43,692
Energy	-	3,474	-	3,474
Financials	58,367	-	-	58,367
Industrials	177,788	-	-	177,788
Information Technology	3,090	-	-	3,090
Investment Companies	9,149	-	-	9,149
Materials	28,768	11,336	-	40,104
Short Term Investments	33,358	-	-	33,358
Total Investments in
Securities	$ 423,347	$ 222,785	-	$ 646,132

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the

6

borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Financial Instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the Fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. All disclosure changes have been made in accordance with the Statement and incorporated for the current period as part of the Notes to the Schedule of Investments included below.

Forward foreign currency contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts please refer to the Fund’s prospectus.

The following summarizes the forward foreign currency contracts held as of June 30, 2009:

		Principal Amount
	Principal Amount Covered by	Covered by		Unrealized
Currency	Contract	Contract (USD)	Settlement Date	Depreciation
Sells
EURO	20,110	$27,856	9/30/2009	($350)

The Fund used foreign currency exchange contracts to hedge against anticipated currency exchange rates and to maintain diversity and liquidity of the portfolio.

Risks and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC

7

derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Additionally, the Fund could be exposed to loss if counterparties are unable to meet the terms of the contracts. If a counterparty defaults, the Fund will have contractual remedies. There is no assurance, however, that the counterparty will be able to meet its obligations or that the Fund will succeed in pursuing contractual remedies. Thus, the Fund assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant these transactions.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Highly leveraged company risk

Securities of highly leveraged companies tend to be more sensitive to issuer, political, market, and economic developments than the markets as a whole and the securities of other types of companies. A decrease in the credit quality of a highly leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Highly leveraged companies can have limited access to additional capital.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q1 6/09
8/09

John Hancock

MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2009

Small Cap Opportunities Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Common stocks 97.01%		$2,331,226
(Cost $1,969,855)

Aerospace & Defense 2.10%		50,487
Aerovironment, Inc.	1,636	50,487

Air Freight & Logistics 1.17%		28,029
HUB Group, Inc. (I)	1,358	28,029

Airlines 2.85%		68,517
Allegiant Travel Co.	501	19,860
Copa Holdings SA (Class A)	1,192	48,657

Apparel Retail 0.53%		12,835
DSW Inc. (Class A)	1,303	12,835

Apparel, Accessories & Luxury Goods 0.41%		9,758
Under Armour, Inc. (Class A)	436	9,758

Application Software 5.50%		132,258
Concur Technologies, Inc. (I)	2,113	65,672
Monotype Imaging Holdings, Inc.	4,047	27,560
Ultimate Software Group, Inc.	1,610	39,026

Asset Management & Custody Banks 0.76%		18,270
Eaton Vance Corp. (I)	683	18,270

Automotive Retail 1.98%		47,562
Carmax, Inc. (I)	2,176	31,987
O'Reilly Automotive, Inc. (I)	409	15,575

Biotechnology 5.58%		134,174
Alexion Pharmaceuticals, Inc.	689	28,332
BioMarin Pharmaceutical, Inc.	1,871	29,206
Isis Pharmaceuticals, Inc. (I)	813	13,415
Onyx Pharmaceuticals, Inc.	632	17,860
OSI Pharmaceuticals, Inc.	739	20,862
United Therapeutics Corp.	294	24,499

Casinos & Gaming 5.21%		125,085
Bally Technologies, Inc.	1,826	54,634
Penn National Gaming, Inc.	1,434	41,744
Pinnacle Entertainment, Inc. (I)	1,245	11,566
WMS Industries, Inc. (I)	544	17,141

Coal & Consumable Fuels 0.97%		23,339
Walter Energy, Inc. (I)	644	23,339

Communications Equipment 1.66%		39,850
Comtech Telecommunications Corp. (I)	1,250	39,850

Construction & Farm Machinery & Heavy Trucks 1.11%		26,785
Force Protection, Inc. (I)	3,030	26,785

Data Processing & Outsourced Services 1.80%		43,278
Euronet Worldwide, Inc.	2,232	43,278

Diversified Chemicals 1.58%		38,016
LSB Industries, Inc. (I)	2,351	38,016

Small Cap Opportunities Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Diversified Metals & Mining 0.75%		17,935
Thompson Creek Metals Company, Inc. (I)	1,753	17,935

Education Services 0.99%		23,726
American Public Education, Inc.	599	23,726

Electrical Components & Equipment 0.50%		11,917
Fushi Copperweld, Inc. (I)	1,441	11,917

Fertilizers & Agricultural Chemicals 0.81%		19,572
Intrepid Potash, Inc. (I)	697	19,572

Gold 0.64%		15,342
IAMGOLD Corp. (I)	1,516	15,342

Health Care Equipment 9.84%		236,462
Conceptus, Inc.	1,427	24,116
Electro-Optical Sciences, Inc.	2,569	20,013
Hansen Medical, Inc. (I)	1,161	5,735
Micrus Endovascular Corp. (I)	2,752	24,878
NuVasive, Inc. (I)	1,059	47,231
Quidel Corp. (I)	1,003	14,604
ResMed, Inc. (I)	577	23,501
SenoRx, Inc. (I)	2,938	9,842
Somanetics Corp.	942	15,552
SonoSite, Inc.	757	15,185
Thoratec Corp. (I)	1,337	35,805

Health Care Facilities 1.45%		34,747
Psychiatric Solutions, Inc. (I)	1,528	34,747

Health Care Supplies 1.46%		35,174
Align Technology, Inc.	1,546	16,388
RTI Biologics, Inc. (I)	4,379	18,786

Health Care Technology 1.10%		26,490
Athenahealth, Inc.	656	24,279
Medidata Solutions, Inc. (I)	135	2,211

Home Entertainment Software 1.37%		32,892
Changyou.com, Ltd., ADR (I)	855	32,892

Household Appliances 1.84%		44,197
iRobot Corp.	3,405	44,197

Industrial Machinery 0.77%		18,565
Flow International Corp.	7,900	18,565

Integrated Oil & Gas 1.02%		24,464
InterOil Corp. (I)	829	24,464

Internet Software & Services 7.12%		171,050
Constant Contact, Inc.	3,244	64,361
LogMeIn, Inc.	173	2,767
Netease.com, Inc., ADR (I)	258	9,076
Omniture, Inc.	2,007	25,208
The Knot, Inc. (I)	848	6,682
VistaPrint Ltd.	1,010	43,077
Vocus, Inc. (I)	1,006	19,879

Small Cap Opportunities Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Investment Banking & Brokerage 3.15%		75,728
Evercore Partners, Inc. (Class A)	1,238	24,314
Greenhill & Co., Inc. (I)	712	51,414

IT Consulting & Other Services 0.70%		16,708
Telvent GIT SA	771	16,708

Life Sciences Tools & Services 1.93%		46,470
AMAG Pharmaceuticals, Inc.	850	46,470

Movies & Entertainment 2.81%		67,558
Imax Corp.	8,320	67,558

Oil & Gas Equipment & Services 0.61%		14,592
Dril-Quip, Inc. (I)	383	14,592

Oil & Gas Exploration & Production 3.10%		74,535
Comstock Resources, Inc.	513	16,955
Goodrich Petroleum Corp. (I)	641	15,762
Rex Energy Corp.	2,933	16,718
Sandridge Energy, Inc. (I)	2,946	25,100

Packaged Foods & Meats 0.86%		20,539
Smart Balance, Inc. (I)	3,016	20,539

Pharmaceuticals 1.68%		40,307
BioForm Medical, Inc. (I)	5,000	10,800
Inspire Pharmaceuticals, Inc. (I)	5,307	29,507

Property & Casualty Insurance 0.82%		19,659
Assured Guaranty, Ltd.	1,588	19,659

Railroads 1.64%		39,473
Genesee & Wyoming, Inc. (Class A) (I)	1,489	39,473

Regional Banks 3.83%		92,011
FTI Consulting, Inc.	734	37,228
Glacier Bancorp, Inc.	678	10,014
Iberiabank Corp.	582	22,937
Signature Bank (I)	805	21,832

Restaurants 1.63%		39,227
Red Robin Gourmet Burgers, Inc. (I)	990	18,563
Texas Roadhouse, Inc., (Class A)	1,894	20,664

Security & Alarm Services 1.23%		29,631
Corrections Corp. of America	1,744	29,631

Semiconductor Equipment 0.48%		11,611
Varian Semiconductor Equipment Associates, Inc.	484	11,611

Semiconductors 5.15%		123,837
Fairchild Semiconductor International, Inc. (I)	3,856	26,953
Netlogic Microsystems, Inc.	1,420	51,773
Silicon Laboratories, Inc. (I)	1,189	45,111

Specialty Chemicals 0.82%		19,705
Rockwood Holdings, Inc. (I)	1,346	19,705

Small Cap Opportunities Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Specialty Stores 0.42%		10,062
Hibbett Sports, Inc. (I)	559	10,062

Steel 1.88%		45,103
Commercial Metals Co. (I)	1,528	24,494
Labrador Iron Ore Royalty (I)	755	20,609

Systems Software 1.40%		33,694
NetSuite, Inc. (I)	2,853	33,694

Total investments (Cost $1,969,855)† 97.01%		$2,331,226

Other assets and liabilities, net 2.99%		$71,874

Total net assets 100.00%		$2,403,100

ADR American Depositary Receipts

(I) Non-income producing security.

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,974,497. Net unrealized appreciation aggregated $356,729, of which $438,254 related to appreciated investment securities and $81,525 related to depreciated investment securities.

Notes to the Schedule of Investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions, and market liquidity.

Fair Value Measurements

The Fund use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no

5

market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$ 380,010	-	-	$ 380,010
Consumer Staples	20,539	-	-	20,539
Energy	136,930	-	-	136,930
Financials	168,440	-	-	168,440
Health Care	553,824	-	-	553,824
Industrials	310,632	-	-	310,632
Information Technology	605,178	-	-	605,178
Materials	155,673	-	-	155,673
Total Investments in Securities	$ 2,331,226	-	-	$ 2,331,226

Financial Instruments

The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). This new standard requires the Fund to disclose information to assist investors in understanding how the fund uses derivative instruments, how derivative instruments are accounted for under Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (FAS 133) and how derivative instruments affect the Fund’s financial position, results of operations, and cash flows. This disclosure for the period ended June 30, 2009 is presented in accordance with FAS 161 and is included as part of the Notes to the Schedule of Investments.

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies, swaps (”swaptions“) and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. The Fund may use options to manage against possible changes in the market value of the Fund’s assets, mitigate exposure to fluctuations in currency values or interest rates, or protect the Fund’s unrealized gains. In addition, the Fund may use options to facilitate Fund investment transactions by protecting the Fund against a change in the market price of the investment, enhance potential gains, or as a substitute for the purchase or sale of securities or currency.

Options listed on an exchange, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Using an independent pricing source, options not listed on an exchange are valued at the mean between the last bid and ask prices.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires, or if the Fund buys an offsetting option, the Fund

6

realizes a gain or loss depending on whether the exercise price of the option is more or less than the value of the underlying instrument at the time of the offsetting transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium received. If a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchases upon exercise of the option. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put) and as a result, bears the market risk of an unfavorable change in the price of the underlying securities.

Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Losses may arise when buying and selling options if there is an illiquid secondary market for the options, which may cause a party to receive less than would be received in a liquid market, or if the counterparties do not perform under the terms of the options.

Written options for the period ended June 30, 2009 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS
RECEIVED
Outstanding, beginning of period	13	$474
Options written	-	-
Options closed	-	-
Options exercised	-	-
Options expired	(13)	(474)
Outstanding, end of period	-	-

During the period ended June 30, 2009, the Fund used written options to enhance potential gain.

Risk and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less

7

overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

8

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q1 6/09
8/09

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2009

Disciplined Value Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value
Common stocks 98.19%		$92,419,526
(Cost $94,738,711)

Advertising 0.71%		664,443
Omnicom Group, Inc.	21,040	664,443

Aerospace & Defense 3.97%		3,739,579
Honeywell International, Inc.	40,995	1,287,243
Lockheed Martin Corp.	14,950	1,205,717
Precision Castparts Corp.	6,885	502,812
United Technologies Corp.	14,315	743,807

Apparel Retail 2.21%		2,084,565
Abercrombie & Fitch Co. (Class A)	17,220	437,216
Gap, Inc.	52,510	861,164
TJX Cos., Inc.	24,990	786,185

Application Software 0.27%		250,455
Adobe Systems, Inc. (I)	8,850	250,455

Asset Management & Custody Banks 2.55%		2,400,600
Franklin Resources, Inc.	25,740	1,853,537
SEI Investments Co.	30,325	547,063

Cable & Satellite 1.16%		1,091,480
Liberty Media Corp. - Entertainment, Series A (I)	40,803	1,091,480

Communications Equipment 1.18%		1,106,182
Harris Corp.	39,005	1,106,182

Computer & Electronics Retail 0.78%		731,612
GameStop Corp. (Class A) (I)	33,240	731,612

Computer Hardware 3.07%		2,890,525
Hewlett-Packard Co.	55,173	2,132,436
International Business Machines Corp.	7,260	758,089

Consumer Finance 2.94%		2,771,922
American Express Co.	34,586	803,779
Discover Financial Services	108,440	1,113,679
SLM Corp. (I)	83,200	854,464

Data Processing & Outsourced Services 0.80%		753,170
Western Union Co.	45,925	753,170

Diversified Banks 2.43%		2,287,597
Wells Fargo & Co.	94,295	2,287,597

Diversified Chemicals 0.27%		253,303
PPG Industries, Inc.	5,770	253,303

Diversified Financial Services 6.10%		5,740,639
Bank of America Corp.	115,710	1,527,372
JPMorgan Chase & Co.	123,520	4,213,267

Drug Retail 1.65%		1,550,157
CVS Caremark Corp.	48,640	1,550,157

Disciplined Value Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Electric Utilities 2.69%		2,533,233
Allegheny Energy, Inc.	41,555	1,065,886
American Electric Power Co., Inc.	16,505	476,829
Edison International	31,485	990,518

Food Retail 0.58%		544,388
Safeway, Inc.	26,725	544,388

Footwear 0.78%		737,088
NIKE, Inc. (Class B)	14,235	737,088

Health Care Distributors 2.33%		2,193,725
Cardinal Health, Inc.	19,555	597,405
McKesson Corp.	36,280	1,596,320

Health Care Equipment 0.65%		608,987
Becton, Dickinson & Co.	8,540	608,987

Health Care Services 3.57%		3,356,233
DaVita, Inc. (I)	24,495	1,211,523
Laboratory Corp. of America Holdings (I)	15,935	1,080,234
Lincare Holdings, Inc. (I)	18,310	430,651
Omnicare, Inc.	24,605	633,825

Home Entertainment Software 0.70%		659,093
Electronic Arts, Inc. (I)	30,345	659,093

Home Furnishings 0.37%		351,448
Mohawk Industries, Inc. (I)	9,850	351,448

Homebuilding 0.10%		92,942
NVR, Inc. (I)	185	92,942

Household Products 1.33%		1,249,755
Clorox Co.	22,385	1,249,755

Hypermarkets & Super Centers 1.41%		1,325,803
Wal-Mart Stores, Inc.	27,370	1,325,803

Industrial Conglomerates 0.59%		551,790
Siemens AG, SADR	7,975	551,790

Insurance Brokers 0.51%		484,026
Marsh & McLennan Cos., Inc.	24,045	484,026

Integrated Oil & Gas 6.94%		6,527,905
Chevron Corp.	54,785	3,629,506
Exxon Mobil Corp.	41,459	2,898,399

Integrated Telecommunication Services 0.84%		794,480
BCE, Inc.	38,455	794,480

Internet Software & Services 1.11%		1,046,557
eBay, Inc. (I)	61,095	1,046,557

Investment Banking & Brokerage 2.03%		1,911,560
Goldman Sachs Group, Inc.	12,965	1,911,560

Disciplined Value Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Mortgage REIT's 1.61%		1,512,713
Annaly Capital Management, Inc. REIT	99,915	1,512,713

Movies & Entertainment 0.60%		562,241
Time Warner, Inc.	22,320	562,241

Multi-Line Insurance 2.90%		2,733,444
Assurant, Inc.	34,720	836,405
Loews Corp.	69,235	1,897,039

Multi-Utilities 0.91%		857,212
PG&E Corp.	22,300	857,212

Oil & Gas Equipment & Services 0.64%		605,839
Helix Energy Solutions Group, Inc. (I)	55,735	605,839

Oil & Gas Exploration & Production 6.54%		6,154,054
Canadian Natural Resources, Ltd.	25,140	1,319,599
Devon Energy Corp.	33,605	1,831,473
EOG Resources, Inc.	25,810	1,753,015
Noble Energy, Inc.	7,160	422,225
PetroHawk Energy Corp. (I)	18,000	401,400
Talisman Energy, Inc.	29,835	426,342

Pharmaceuticals 6.03%		5,678,930
Johnson & Johnson	66,811	3,794,865
Merck & Co., Inc.	39,870	1,114,765
Schering-Plough Corp.	30,625	769,300

Property & Casualty Insurance 5.65%		5,319,711
ACE, Ltd.	35,974	1,591,130
Berkshire Hathaway, Inc. (Class B) (I)	883	2,556,930
Travelers Cos., Inc.	28,549	1,171,651

Publishing 0.92%		863,103
McGraw-Hill Cos., Inc.	28,665	863,103

Railroads 0.65%		613,787
Union Pacific Corp.	11,790	613,787

Real Estate Management & Development 0.66%		616,654
Brookfield Asset Management, Inc. (Class A)	36,125	616,654

Regional Banks 0.79%		741,935
BB&T Corp.	33,755	741,935

Reinsurance 1.79%		1,680,675
Arch Capital Group, Ltd. (I)	13,765	806,354
Reinsurance Group of America, Inc.	25,045	874,321

Research & Consulting Services 0.99%		936,207
Equifax, Inc.	35,870	936,207

Semiconductors 1.24%		1,169,406
Analog Devices, Inc.	12,970	321,397
Taiwan Semiconductor Manufacturing Co., Ltd. SADR	57,070	537,029
Texas Instruments, Inc.	14,600	310,980

Disciplined Value Fund
Securities owned by the Fund on
June 30, 2009 (Unaudited)

Issuer	Shares	Value

Soft Drinks 1.62%		1,528,962
Coca-Cola Co.	10,840	520,212
Dr Pepper Snapple Group, Inc. (I)	47,605	1,008,750

Specialized Finance 0.66%		620,806
Moody's Corp.	23,560	620,806

Steel 0.59%		553,117
Allegheny Technologies, Inc.	15,835	553,117

Systems Software 4.03%		3,796,632
Microsoft Corp.	48,214	1,146,047
Oracle Corp.	86,260	1,847,689
Symantec Corp. (I)	51,600	802,896

Tobacco 1.94%		1,829,292
Philip Morris International, Inc.	41,937	1,829,292

Wireless Telecommunication Services 0.81%		759,564
Vodafone Group PLC, ADR	38,972	759,564

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 4.33%		$4,074,000
(Cost $4,074,000)

Repurchase Agreement 4.33%		4,074,000
Repurchase Agreement with State Street Corp. dated 6-30-09 at
0.01% to be repurchased at $4,074,001 on 7-1-09, collateralized by
$3,995,000 U.S. Treasury Bonds, 4.50% due 5-15-38 (valued at
$4,158,396, including interest)	$4,074	4,074,000

Total investments (Cost $98,812,711)† 102.52%		$96,493,526

Other assets and liabilities, net (2.52%)		($2,370,686)

Total net assets 100.00%		$94,122,840

ADR American Depositary Receipts

REIT Real Estate Investment Trust

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $99,351,999. Net unrealized depreciation aggregated $2,858,473, of which $3,473,751 related to appreciated investment securities and $6,332,224 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued, as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair Value Measurements

The Fund use a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no

5

market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June, 30, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Totals
Consumer Discretionary	$7,178,922	-	-	$7,178,922
Consumer Staples	8,028,357	-	-	8,028,357
Energy	13,287,798	-	-	13,287,798
Financials	28,822,282	-	-	28,822,282
Health Care	11,837,875	-	-	11,387,875
Industrials	5,841,363	-	-	5,841,363
Information Technology	11,672,020	-	-	11,672,020
Materials	806,420	-	-	806,420
Telecommunications Services	1,554,044	-	-	1,554,044
Utilities	3,390,445	-	-	3,390,445
Short Term Investments	-	$4,074,000	-	4,074,000
Total Investments in Securities	$92,419,526	$4,074,000	-	$96,493,526

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

6

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Risk and uncertainties

Sector risk

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q1 6/09
8/09

MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

6.30.2009

Core High Yield
Securities owned by the Fund on
June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Bonds 98.89%				$15,126,627
(Cost $14,946,657)

Apparel Retail 3.21%				491,250
Levi Strauss & Co.,
Sr Note	9.750%	01/15/15	500	491,250

Auto Parts & Equipment 3.14%				480,000
United Rentals North America, Inc.,
Gtd Sr Note (S)	10.875	06/15/16	500	480,000

Broadcasting & Cable TV 1.67%				255,000
Intelsat Jackson Holdings, Ltd.,
Gtd Sr Note	11.250	06/15/16	250	255,000

Casinos & Gaming 4.26%				651,250
Harrahs Operating Escrow LLC,
Sr Note (S)	11.250	06/01/17	250	236,250
MGM Mirage, Inc.,
Sr Sec Note (S)	10.375	05/15/14	400	415,000

Commercial Services 1.51%				231,250
Affinion Group, Inc.,
Sr Note (S)	10.125	10/15/13	250	231,250

Commodity Chemicals 0.68%				104,000
Ashland, Inc.,
Gtd Sr Note (S)	9.125	06/01/17	100	104,000

Consumer Finance 5.69%				870,377
American General Finance Corp.,
Sr Note, Ser MTN	4.875	05/15/10	500	420,682
SLM Corp.,
Sr Note, Ser MTN	5.400	10/25/11	500	449,695

Distillers & Vintners 3.02%				462,500
Constellation Brands, Inc.,
Gtd Sr Note	7.250	09/01/16	500	462,500

Diversified Metals & Mining 5.14%				785,625
Teck Resources, Ltd.,
Sr Sec Note (S)	10.250	05/15/16	750	785,625

Diversified Support Services 3.22%				492,500
Iron Mountain, Inc.,
Gtd Sr Sub Note	8.750	07/15/18	500	492,500

Electric Utilities 1.02%				155,625
Texas Competitive Electric Holdings Co., LLC,
Gtd Sr Note Ser A	10.250	11/01/15	250	155,625

Food Retail 0.63%				97,000
SUPERVALU, Inc.,
Sr Note	8.000	05/01/16	100	97,000

Gas Utilities 6.32%				966,250
Atlas Energy Operating Co., LLC,
Gtd Sr Note (S)	10.750	02/01/18	500	471,250

Core High Yield
Securities owned by the Fund on
June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Gas Utilities (continued)
Gibson Energy ULC,
Sr Sec Note (S)	11.750%	05/27/14	500	495,000

Health Care 3.15%				482,500
Apria Healthcare Group, Inc.,
Sr Sec Note (S)	11.250	11/01/14	500	482,500

Health Care Facilities 3.20%				490,000
HCA, Inc.,
Sr Sec Note (S)	8.500	04/15/19	500	490,000

Hotels, Resorts & Cruise Lines 3.44%				526,600
Royal Caribbean Cruises Ltd.,
Sr Note	7.250	06/15/16	500	395,000
Starwood Hotels & Resort Worldwide, Inc.,
Sr Note	7.875	10/15/14	140	131,600

Independent Power Producers & Energy Traders 3.31%				506,250
AES Corp.,
Sr Note (S)	9.750	04/15/16	500	506,250

Integrated Telecommunication Services 3.13%				478,750
Windstream Corp.,
Gtd Sr Note	8.625	08/01/16	500	478,750

Leisure Facilities 0.61%				94,000
AMC Entertainment, Inc.,
Sr Note (S)	8.750	06/01/19	100	94,000

Leisure Products 1.63%				248,750
WMG Acqusition Corp.,
Sr Sec Note (S)	9.500	06/15/16	250	248,750

Life Sciences Tools & Services 0.65%				99,000
Bio-Rad Laboratories, Inc.,
Sr Note (S)	8.000	09/15/16	100	99,000

Oil & Gas Exploration & Production 10.44%				1,597,000
Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12/15/15	750	536,250
Chesapeake Energy Corp.,
Gtd Sr Note	9.500	02/15/15	100	100,750
Linn Energy LLC,
Gtd Sr Note	9.875	07/01/18	500	442,500
Quicksilver Resources, Inc.,
Sr Note	11.750	01/01/16	500	517,500

Oil & Gas Storage & Transportation 10.77%				1,646,900
Regency Energy Partners LP,
Sr Note (S)	9.375	06/01/16	500	483,750
Teekay Corp.,
Sr Note	8.875	07/15/11	500	496,250
Tesoro Corp.,
Gtd Sr Bond	6.500	06/01/17	780	666,900

Core High Yield
Securities owned by the Fund on
June 30, 2009 (Unaudited)

	Interest	Maturity	Par value
State, issuer, description	rate	date	(000)	Value

Packaged Foods & Meats 2.68%				410,000
Smithfield Foods, Inc.,
Sr Note Ser B	7.750%	05/15/13	500	410,000

Pharmaceuticals 1.62%				248,125
Valeant Pharmaceuticals International,
Sr Note (S)	8.375	06/15/16	250	248,125

Real Estate Management & Development 3.23%				493,750
CB Richard Ellis Services, Inc.,
Sr Note (S)	11.625	06/15/17	500	493,750

Specialized Consumer Services 3.09%				472,500
Service Corp., International,
Sr Note	7.375	10/01/14	500	472,500

Steel 0.62%				94,750
Steel Dynamics, Inc.,
Gtd Sr Note	7.375	11/01/12	100	94,750

Telecommunications-Telephone Companies 3.33%				509,500
Qwest Corp.,
Sr Note	8.875	03/15/12	100	100,750
Sprint Nextel Corp.,
Sr Note	6.000	12/01/16	500	408,750

Tobacco 3.10%				473,750
Alliance One International, Inc.,
Sr Note (S)	10.000	07/15/16	500	473,750

Utilities 1.38%				211,875
Dynegy Holdings, Inc.,
Sr Note	8.375	05/01/16	250	211,875

Issuer			Par value (000)	Value

Short-term investments 1.22%				$186,000
(Cost $186,000)

Repurchase Agreement 1.22%				186,000
Repurchase Agreement with State Street Corp. dated
6-30-09 at 0.01% to be repurchased at $186,000 on
7-1-09, collateralized by $195,000 U.S. Treasury
Bills, 0.00% due 12/24/2009 (valued at $194,669,
including interest),			186	186,000

Total investments (Cost $15,132,657)† 100.11%				$15,312,627

Other assets and liabilities, net (0.11%)				($16,134)

Total net assets 100.00%				$15,296,493

Gtd Guaranteed

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,838,250 or 44.70% of the Fund's net assets as of June 30, 2009.

Core High Yield
Securities owned by the Fund on
June 30, 2009 (Unaudited)

† At June 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $15,132,657. Net unrealized appreciation aggregated $179,970, of which $349,744 related to appreciated investment securities and $169,774 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions and market conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs

5

reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2009, by major security category or security type.

Investments in Securities	Level 1	Level 2	Level 3	Totals
Bonds	-	$15,126,627	-	$15,126,627
Short Term Investments	-	186,000	-	186,000
Total Investments in
Securities	-	$15,312,627	-	$15,312,627

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Risk and uncertainties

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q1 6/09
8/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 26, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: August 26, 2009